Shareholders' Equity (Details) - Schedule of outstanding and exercisable warrants - USD ($)				12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2020	Mar. 31, 2021
Schedule of Outstanding and Exercisable Warrants [Abstract]
Number Outstanding, Warrants Outstanding, Beginning			160,000
Weighted Average Exercise Price, Warrants Outstanding, Beginning			$ 6.6
Contractual Life in Years, Warrants Outstanding, Beginning			4 years 7 months 6 days
Intrinsic Value, Warrants Outstanding, Beginning
Number Outstanding, Warrants granted
Weighted Average Exercise Price, Warrants granted
Contractual Life in Years, Warrants granted
Intrinsic Value, Warrants granted
Number Outstanding, Warrants forfeited
Weighted Average Exercise Price, Warrants forfeited
Contractual Life in Years, Warrants forfeited
Intrinsic Value, Warrants forfeited
Number Outstanding, Warrants exercised
Weighted Average Exercise Price, Warrants exercised
Contractual Life in Years, Warrants exercised
Intrinsic Value, Warrants exercised
Number Outstanding, Warrants Outstanding, Ending	160,000	160,000		160,000
Weighted Average Exercise Price, Warrants Outstanding, Ending	$ 6.6	$ 6.6		$ 6.6
Contractual Life in Years, Warrants Outstanding, Ending	1 year 7 months 6 days	2 years 7 months 6 days		3 years 7 months 6 days
Intrinsic Value, Warrants Outstanding, Ending